CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,714,761	$ 1,216,675
Other financial assets	174,819	503,515
Other non-financial assets	185,264	191,364
Trade and other accounts receivable	1,385,910	1,008,109
Accounts receivable from related entities	28	19,523
Inventories	592,880	477,789
Current tax assets	47,030	33,033
Total current assets other than non-current assets (or disposal groups) classified as held for sale	4,100,692	3,450,008
Non-current assets (or disposal groups) classified as held for sale	102,670	86,416
Total current assets	4,203,362	3,536,424
Non-current assets
Other financial assets	34,485	15,517
Other non-financial assets	168,621	148,378
Accounts receivable	12,949	12,743
Intangible assets other than goodwill	1,151,986	1,080,386
Property, plant and equipment	9,091,130	8,411,661
Deferred tax assets	4,782	5,915
Total non-current assets	10,463,953	9,674,600
Total assets	14,667,315	13,211,024
Current liabilities
Other financial liabilities	596,063	802,841
Trade and other accounts payables	1,765,279	1,627,992
Accounts payable to related entities	7,444	12
Other provisions	15,072	14,573
Current tax liabilities	2,371	1,026
Other non-financial liabilities	3,301,906	2,642,251
Total current liabilities	5,688,135	5,088,695
Non-current liabilities
Other financial liabilities	6,341,669	5,979,039
Accounts payable	418,587	326,284
Other provisions	926,736	927,964
Deferred tax liabilities	382,359	344,625
Employee benefits	122,618	93,488
Other non-financial liabilities	348,936	420,208
Total non-current liabilities	8,540,905	8,091,608
Total liabilities	14,229,040	13,180,303
EQUITY
Share capital	5,003,534	13,298,486
Retained earnings/(losses)	464,411	(7,501,896)
Treasury Shares	0	(178)
Other equity	39	39
Other reserves	(5,017,682)	(5,754,173)
Parent’s ownership interest	450,302	42,278
Non-controlling interest	(12,027)	(11,557)
Total equity	438,275	30,721
Total liabilities and equity	$ 14,667,315	$ 13,211,024